Property, plant and equipment, net (Details Textual)	Jun. 30, 2013 USD ($)	Jun. 30, 2013 CNY	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY
Property, Plant, and Equipment, Owned, Accumulated Depreciation	$ 4,585,969	28,145,924	23,222,390	14,276,414